SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Prepaid expenses - current portion	$ 359,491		$ 359,491		$ 502,837	$ 463,737	$ 502,837	$ 359,491
Exploration cost	$ 1,078,139	$ 1,782,820	$ 1,793,214	$ 4,842,781	$ 5,221,001	$ 2,298,090	$ 7,021,023	$ 8,814,237
Property and equipment
Estimated useful life			10 years		10 years
Minimum
Property and equipment
Estimated useful life			1 year
Maximum
Property and equipment
Estimated useful life			25 years